Business And Geographic Segment Information Business And Geographic Segment Information (Schedule of Segment Reporting - Capital Expenditures) (Details) - USD ($) $ in Millions		12 Months Ended
		Aug. 02, 2015	Aug. 03, 2014	Jul. 28, 2013
Segment Reporting Information [Line Items]
Payments to Acquire Property, Plant, and Equipment		$ 380	$ 347	$ 336
Americas Simple Meals and Beverages [Member]
Segment Reporting Information [Line Items]
Payments to Acquire Property, Plant, and Equipment	[1]	137	136	133
Global Biscuits and Snacks [Member]
Segment Reporting Information [Line Items]
Payments to Acquire Property, Plant, and Equipment		137	127	120
Campbell Fresh [Member]
Segment Reporting Information [Line Items]
Payments to Acquire Property, Plant, and Equipment		82	55	43
Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Payments to Acquire Property, Plant, and Equipment	[1]	24	28	30
Discontinued Operations [Member]
Segment Reporting Information [Line Items]
Payments to Acquire Property, Plant, and Equipment		$ 0	$ 1	$ 10

[1]	Represents primarily corporate offices.